Debt securities - Credit rating analysis (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Financial investments
Debt securities		$ 134,570	[1],[2]	$ 113,860
UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Debt securities				109,473
Continuing and discontinued operations
Financial investments
Debt securities	[1],[2],[3]			223,333	$ 231,835
AAA
Financial investments
Debt securities		8,754		7,682
AAA | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Debt securities				13,931
AAA | Continuing and discontinued operations
Financial investments
Debt securities				21,613
AA+ to AA-
Financial investments
Debt securities		39,607		31,207
AA+ to AA- | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Debt securities				23,185
AA+ to AA- | Continuing and discontinued operations
Financial investments
Debt securities				54,392
A+ to A-
Financial investments
Debt securities		28,171		24,005
A+ to A- | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Debt securities				23,746
A+ to A- | Continuing and discontinued operations
Financial investments
Debt securities				47,751
BBB+ to BBB-
Financial investments
Debt securities		31,076		29,067
BBB+ to BBB- | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Debt securities				25,126
BBB+ to BBB- | Continuing and discontinued operations
Financial investments
Debt securities				54,193
Below BBB-
Financial investments
Debt securities		8,703		7,454
Below BBB- | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Debt securities				4,387
Below BBB- | Continuing and discontinued operations
Financial investments
Debt securities				11,841
Other
Financial investments
Debt securities		18,259		14,445
Other | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Debt securities				19,098
Other | Continuing and discontinued operations
Financial investments
Debt securities				33,543
Operating segments | Asia insurance operations | With-profits
Financial investments
Debt securities		44,782		34,647
Operating segments | Asia insurance operations | Unit-linked
Financial investments
Debt securities		5,153		5,070
Operating segments | Asia insurance operations | Non-linked shareholder-backed
Financial investments
Debt securities		24,646		18,573
Operating segments | Asia insurance operations | AAA | With-profits
Financial investments
Debt securities		5,205		3,659
Operating segments | Asia insurance operations | AAA | Unit-linked
Financial investments
Debt securities		770		1,040
Operating segments | Asia insurance operations | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		1,611		1,317
Operating segments | Asia insurance operations | AA+ to AA- | With-profits
Financial investments
Debt securities		21,911		15,766
Operating segments | Asia insurance operations | AA+ to AA- | Unit-linked
Financial investments
Debt securities		135		127
Operating segments | Asia insurance operations | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		6,050		4,524
Operating segments | Asia insurance operations | A+ to A- | With-profits
Financial investments
Debt securities		5,863		5,275
Operating segments | Asia insurance operations | A+ to A- | Unit-linked
Financial investments
Debt securities		674		627
Operating segments | Asia insurance operations | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		6,293		4,734
Operating segments | Asia insurance operations | BBB+ to BBB- | With-profits
Financial investments
Debt securities		5,874		4,788
Operating segments | Asia insurance operations | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities		2,074		1,822
Operating segments | Asia insurance operations | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		4,639		3,738
Operating segments | Asia insurance operations | Below BBB- | With-profits
Financial investments
Debt securities		2,382		2,225
Operating segments | Asia insurance operations | Below BBB- | Unit-linked
Financial investments
Debt securities		522		542
Operating segments | Asia insurance operations | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		3,749		2,805
Operating segments | Asia insurance operations | Other | With-profits
Financial investments
Debt securities		3,547		2,934
Operating segments | Asia insurance operations | Other | Unit-linked
Financial investments
Debt securities		978		912
Operating segments | Asia insurance operations | Other | Non-linked shareholder-backed
Financial investments
Debt securities		2,304		1,455
Operating segments | Asia asset management
Financial investments
Debt securities		129		90
Operating segments | Asia asset management | AAA
Financial investments
Debt securities		14		14
Operating segments | Asia asset management | A+ to A-
Financial investments
Debt securities		112		76
Operating segments | Asia asset management | Other
Financial investments
Debt securities		3
Operating segments | US
Financial investments
Debt securities		58,528		52,974
Operating segments | US | Non-linked shareholder-backed
Financial investments
Debt securities		58,528		52,974
Operating segments | US | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		1,154		864
Operating segments | US | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		10,300		9,403
Operating segments | US | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		15,229		13,100
Operating segments | US | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		18,489		18,667
Operating segments | US | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		1,995		1,820
Operating segments | US | Other | Non-linked shareholder-backed
Financial investments
Debt securities		11,361		9,120
Unallocated to a segment (other operations)
Financial investments
Debt securities		1,332		2,506
Unallocated to a segment (other operations) | AAA
Financial investments
Debt securities				788
Unallocated to a segment (other operations) | AA+ to AA-
Financial investments
Debt securities		1,211		1,387
Unallocated to a segment (other operations) | A+ to A-
Financial investments
Debt securities				193
Unallocated to a segment (other operations) | BBB+ to BBB-
Financial investments
Debt securities				52
Unallocated to a segment (other operations) | Below BBB-
Financial investments
Debt securities		55		62
Unallocated to a segment (other operations) | Other
Financial investments
Debt securities		$ 66		$ 24

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $90 million of lent securities as at 31 December 2019 (31 December 2018: $10,543 million, of which $107 million were from continuing operations).
[2]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[3]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations